JPMorgan Institutional Tax Free Money Market Fund Average Annual Total Returns - Capital Shares [Member] - Capital		12 Months Ended	60 Months Ended	94 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		2.53%	1.97%	1.63%
Performance Inception Date	Mar. 01, 2018